DEBT AND CREDIT FACILITIES - UNSECURED DEBT (Details) $ in Millions	Dec. 31, 2016 USD ($)
Unsecured Debt [Line Items]
Unsecured debt	$ 6,500
San Diego Gas and Electric Company [Member]
Unsecured Debt [Line Items]
Unsecured debt	0
Southern California Gas Company [Member]
Unsecured Debt [Line Items]
Unsecured debt	$ 9